Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,285,585	1,280,242	1,279,379
Shares issued during the year	0	223	29
Shares vested	1,719	2,342	618
Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,287,304	1,282,807	1,280,026